Share-Based Compensation - Summary Of Restricted Share Unit And Restricted Stock Activity (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Restricted Stock And Restricted Stock Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options vested during the period	$ 37.9	$ 39.6	$ 29.1